Tax assets and liabilities (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Tax credits recognized in equity	R$ 139,356,609	R$ 4,853,421	R$ 4,583,297
Measurement of securities at fair value through other comprehensive income	136,550,936	2,061,631	1,978,165
Measurement of cash flow hedge	223,487	758,045	388,307
Measurement of investment hedge	562,353	562,352	562,353
Measurement of defined benefit plan	2,019,833	1,471,393	1,654,472
Tax expenses recognized in equity	(140,799,732)	(1,474,107)	(2,349,500)
Measurement of securities at fair value through other comprehensive income	(133,417,362)	(1,465,965)	(2,340,394)
Measurement of cash flow hedge	(430,444)
Measurement of investment hedge	(1,421,361)
Measurement of defined benefit plan	(5,530,565)	(8,142)	(9,106)
Total	R$ (1,443,123)	R$ 3,379,314	R$ 2,233,797